United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F


Report for the Calendar Year or Quarter Ended:	June 30, 2005

Report type:	13F Holdings Report

If amended report check here:[X] Amendment Number: 2

If amended report is a restatement, check here: [X]

Institutional Investment Manager Filing this Report:

Name:		Rockledge Partners, LLC
		6701 Democracy Blvd., Suite 204
		Bethesda, MD  20817

13F File Number #801-62314

Person signing this report on Behalf of Reporting Manager:

Name:		Wayne H. Shaner
Title:		Managing Partner
Phone:		301-897-2090

Signature, Place, and Date of Signing:



Wayne H. Shaner,	Bethesda, MD  	January 24, 2007


I am signing this report as required by the Securities Exchange Act of 1934.

Comment: This amended return reflects non-material adjustments to the aggregateshares under management.
         There are no new holdings in this amendment.



                                                      Rockledge Partners, LLC.
                                                              FORM 13F
                                                           June 30, 2005

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASA Ltd.                       Com              g3156p103      349     9000 SH       SOLE                     9000
Abbott Laboratories            Com              002824100     5234   106800 SH       SOLE                   106800
Alleghany Corp                 Com              017175100     6459    21746 SH       SOLE                    21746
Allied Capital                 Com              01903Q108     1485    51000 SH       SOLE                    51000
Altria Group Inc.              Com              02209s103    15935   246450 SH       SOLE                   246450
American Express               Com              025816109      215     4040 SH       SOLE                     4040
Anadarko Pete Corp.            Com              032511107     8322   101300 SH       SOLE                   101300
Anglogold Ltd ADR              Com              035128206     5770   161500 SH       SOLE                   161500
Automatic Data Processing      Com              053015103    15777   375900 SH       SOLE                   375900
BJ's Wholesale Club Inc.       Com              05548J106     8278   254800 SH       SOLE                   254800
BP Plc-Spons. ADR              Com              055622104      243     3899 SH       SOLE                     3899
Becton Dickinson & Co.         Com              075887109      222     4225 SH       SOLE                     4225
Berkshire Hathaway A           Com              084670108      417        5 SH       SOLE                        5
Berkshire Hathaway B           Com              084670207    25096     9016 SH       SOLE                     9016
Blyth Inc.                     Com              09643p108     5568   198500 SH       SOLE                   198500
Bristol-Myers Squibb           Com              110122108     8478   339400 SH       SOLE                   339400
CP Ships Ltd.                  Com              22409v102     6603   421900 SH       SOLE                   421900
Canon Inc. - Spons. ADR        Com              138006309     1289    24500 SH       SOLE                    24500
Coca-Cola Company              Com              191216100    15155   362995 SH       SOLE                   362995
Dell Inc.                      Com              24702r101      207     5240 SH       SOLE                     5240
Diageo Plc-ADR                 Com              25243q205     8895   150000 SH       SOLE                   150000
Emerson Electric Co.           Com              291011104      215     3425 SH       SOLE                     3425
Exxon Mobil Corp               Com              30231G102     9580   166700 SH       SOLE                   166700
Gannett Company                Com              364730101    10241   143970 SH       SOLE                   143970
Gap Inc.                       Com              364760108     4912   248700 SH       SOLE                   248700
General Dynamics Corp          Com              369550108    11841   108100 SH       SOLE                   108100
General Electric Co.           Com              369604103    22051   636400 SH       SOLE                   636400
Genuine Parts Co.              Com              372460105    12738   310000 SH       SOLE                   310000
Gold Fields Ltd ADR            Com              38059t106     6869   605200 SH       SOLE                   605200
Grainger, W.W. Inc.            Com              384802104     5928   108200 SH       SOLE                   108200
Home Depot Inc.                Com              437076102     9171   235760 SH       SOLE                   235760
Honda Motor Co. ADR            Com              438128308    12960   526600 SH       SOLE                   526600
Hubbell Inc. Cl B              Com              443510201     5746   130300 SH       SOLE                   130300
Intel Corp.                    Com              458140100    10650   409300 SH       SOLE                   409300
Invacare Corp                  Com              461203101     7359   165900 SH       SOLE                   165900
J.P. Morgan Chase & Co         Com              46625H100     5319   150600 SH       SOLE                   150600
Johnson & Johnson              Com              478160104    16484   253600 SH       SOLE                   253600
Kohls Corp                     Com              500255104    10149   181530 SH       SOLE                   181530
Kraft Foods, Inc               Com              50075N104    12629   397000 SH       SOLE                   397000
LSI Logic Corp                 Com              502161102     3904   459850 SH       SOLE                   459850
LaBranche & Co Inc             Com              505447102     5107   810700 SH       SOLE                   810700
Limited Brands, Inc.           Com              532716107     8675   405000 SH       SOLE                   405000
Markel Corporation             Com              570535104     9194    27120 SH       SOLE                    27120
Martin Marietta Materials Inc. Com              573284106      276     4000 SH       SOLE                     4000
Merck & Co.                    Com              589331107    10398   337600 SH       SOLE                   337600
Merrill Lynch & Co Inc         Com              590188108    14902   270900 SH       SOLE                   270900
Mohawk Industries              Com              608190104      392     4750 SH       SOLE                     4750
Morgan Stanley                 Com              617446448      656    12500 SH       SOLE                    12500
Newmont Mining Corp.           Com              651639106    13251   339500 SH       SOLE                   339500
Noble Corp                     Com              g65422100      554     9000 SH       SOLE                     9000
Nokia Corp ADR                 Com              654902204     7072   425000 SH       SOLE                   425000
Old Republic Intl              Com              680223104     7703   304600 SH       SOLE                   304600
Pioneer Natural Resources Comp Com              723787107     7398   175800 SH       SOLE                   175800
Placer Dome, Inc.              Com              725906101     5188   337300 SH       SOLE                   337300
Procter & Gamble               Com              742718109     6852   129900 SH       SOLE                   129900
Rockwell Automation Inc.       Com              773903109      244     5000 SH       SOLE                     5000
Royal Gold Inc.                Com              780287108      839    41700 SH       SOLE                    41700
Sensient Technologies Corp.    Com              81725t100     4207   204100 SH       SOLE                   204100
Shell Transport ADR            Com              822703609    12622   217400 SH       SOLE                   217400
Statoil ASA - Sponsored ADR    Com              85771p102     8772   432100 SH       SOLE                   432100
TCF Financial Corp             Com              872275102     1216    47000 SH       SOLE                    47000
TJX Companies                  Com              872540109      387    15900 SH       SOLE                    15900
Textron Inc.                   Com              883203101      228     3000 SH       SOLE                     3000
Time Warner Inc.               Com              887317105      213    12745 SH       SOLE                    12745
Unilever PLC Sponsored ADR     Com              904767704     5012   129000 SH       SOLE                   129000
Vishay Tech                    Com              928298108     3936   331600 SH       SOLE                   331600
Wachovia Corp                  Com              929903102      486     9800 SH       SOLE                     9800
Washington Post - Cl B         Com              939640108    14087    16870 SH       SOLE                    16870
Yum! Brands Inc.               Com              988498101      339     6500 SH       SOLE                     6500